AARP (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Premiums	$ 85,405	$ 79,315	$ 73,608
AARP Program
Premiums	6,300	6,000	5,700
Increase to AARP RSF	$ 107	$ 99	$ 82